Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Commitments
Schedule of minimum committed lease payments

	Base rent	Variable rent	Total
2025	$55,376	$51,846	$107,222
2026	55,376	51,846	107,222
2027	55,376	51,846	107,222
2028	46,146	43,205	89,351
	$212,274	$198,743	$411,017

Schedule of outstanding commitment to consultants

2025	$166,844
Total	$166,844

Schedule commitments with research organizations

2025	$2,018,692
2026	52,039
2027	21,825
2028	30,096
Total	$2,122,652